Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 18 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party. Vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $4.35 daily rate per Ultra-Handymax Vessel; (b) $4.45 daily rate per Panamax Vessel; (c) $5.41 daily rate per Capesize Vessel; and (d) $6.90 daily rate per Containership of TEU 6,800. In December 2019, the Management Agreement was further amended to include from January 1, 2020, a $6.1 daily rate per Sub-Panamax/Panamax Containership.

Following the completion of the NMCI Merger, the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”), vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $6.22 daily rate per Containership of TEU 3,000 up to 4,999; (b) $7.78 daily rate per Containership of TEU 8,000 up to 9,999; and (c) $8.27 daily rate per Containership of TEU 10,000 up to 11,999.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by Tankers Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the terms of Navios Acquisition’s management agreement with Tankers Manager (the “NNA Management Agreement”) and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”), vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $6.83 per day per MR2 and MR1 product tanker and chemical tanker vessel; (b) $7.23 per day per LR1 product tanker vessel; and (c) $9.65 per day per VLCC.

The Management Agreements also provide for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following completion of the Mergers, the Managers provided commercial and technical management services to Navios Partners’ vessels until December 31, 2021 for a daily fee of: (a) $4.35 per Ultra-Handymax Vessel; (b) $4.45 per Panamax Vessel; (c) $5.41 per Capesize Vessel; (d) $6.1 per Containership of TEU 1,300 up to 3,400; (e) $6.22 per Containership of TEU 3,450 up to 4,999; (f) $6.9 per Containership of TEU 6,800; (g) $7.78 per Containership of TEU 8,000 up to 9,999; (h) $8.27 per Containership of TEU 10,000 up to 11,999; (i) $6.83 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.23 per LR1 product tanker vessel; and (k) $9.65 per VLCC. Commencing from January 1, 2022 vessel operating expenses are fixed for one year for a daily fee of: (a) $4.48 per Ultra-Handymax Vessel; (b) $4.58 per Panamax Vessel; (c) $5.57 per Capesize Vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC.

Pursuant to the acquisition of the 36-vessel drybulk fleet, which includes time charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per time charter-in vessel per day.

The Management Agreements also provide for payment of a termination fee, equal to the fees charged for the full calendar year (for Navios Partners, Navios Containers and Navios Acquisition) preceding the termination date in the event the agreements are terminated on or before December 31, 2024.

Drydocking expenses are reimbursed at cost for all vessels.

During the years ended December 31, 2022 and 2021 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and scrubber system installation under the Company's Management Agreements, amounted to $18,901 and $11,408, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows. During years ended December 31, 2022 and 2021, certain extraordinary fees and costs related to Covid-19 measures, including crew related expenses, amounted to $11,262 and $5,811, respectively, and are presented under the caption of “Direct vessel expenses” in the Consolidated Statements of Operations. During year ended December 31, 2021, certain extraordinary fees and costs related to Covid-19 measures, including crew related expenses, amounted to $2,034 are presented under the caption of “Other expense” in the Consolidated Statements of Operations.

Total vessel operating expenses for each of the years ended December 31, 2022, 2021 and 2020 amounted to $312,022, $191,449 and $93,732, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before December 31, 2024.

Total general and administrative expenses charged by the Manager for each of the years ended December 31, 2022, 2021 and 2020 amounted to $50,190, $28,805 and $13,708, respectively.

Balance due from/ (to) related parties: Balance due from related parties long term as of December 31, 2022 and December 31, 2021 amounted to $41,403 and $35,245, respectively Balance due to related parties, short-term as of December 31, 2022 and December 31, 2021 amounted to $104,751 and $64,204, respectively, and mainly consisted of payables to the Managers. The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements.

Impairment of receivable in affiliated company: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans of up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 19 – Investment in Affiliates).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the junior participating loan facility for $5,000. Navios Europe II owned seven container vessels and seven dry bulk vessels. Navios Partners had a net receivable of approximately $17,276 from Navios Europe II.

As of March 31, 2020, the decline in the fair value of the investment was considered as other-than-temporary and, therefore, an aggregate loss of $6,900 was recognized and included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020, as “Impairment of receivable in affiliated company”. The fair value of the Company’s investment was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiring date. The transaction was completed on June 29, 2020.

As a result of the Europe II Liquidation, Navios Partners acquired 100% of the stock of the five vessels owning Companies owning the dry bulk vessels of Navios Europe II with a fair value of $56,050 and working capital balances of $(2,718). The acquisition was funded through a new credit facility and cash on hand for total of $36,056 and the satisfaction of its receivable balances in the amount of approximately $17,276 representing the Revolving Loan, Term Loan and accrued interest thereof directly owned to Navios Partners, previously presented under the captions “Amounts due from related parties” and “Loans receivable from affiliates”.

Following the liquidation of Navios Europe II on June 29, 2020, there was no balance due from Navios Europe II as of December 31, 2022 and December 31, 2021.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings Guarantee: On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into the Navios Holdings Guarantee by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. In October 2020, Navios Holdings paid an amount of $5,000 to Navios Partners. In April 2021, Navios Holdings paid an amount of $5,000 to Navios Partners. As of each of December 31, 2022 and 2021, there were no outstanding claim receivable amount.

General partner: Olympos Maritime Ltd., an entity affiliated to our Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.

Acquisition of vessels:

2022

On July 26, 2022, the Company entered into a share purchase agreement to acquire a 36-vessel drybulk fleet for a purchase price of $835,000 including the assumption of bank liabilities, bareboat obligations and finance lease obligations, subject to debt and working capital adjustments, from Navios Holdings. On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.

2021

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000.

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500.

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766).

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000, including working capital balances of $(4,378). The acquisition was funded through a new credit facility of $33,000 and the balance of $13,622 seller’s credit by Navios Holdings was repaid on October 2, 2020, presented under the caption “Payable to affiliated company” in the Consolidated Statements of Cash Flows.

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II.

Navios Acquisition Credit Facility: On August 24, 2021, Navios Partners and Navios Acquisition entered into a loan agreement under which Navios Partners agreed to make available to Navios Acquisition a working capital facility of up to $45,000. The full amount of the facility was drawn. The facility bore interest at the rate of 11.50% per annum. The full amounts borrowed, including accrued interest, were repaid in August 2022. As of December 31, 2021, the outstanding balance of $45,000 was eliminated upon consolidation.

Loan payable to affiliated company: On March 19, 2021, Navios Acquisition entered into a secured loan agreement with a subsidiary of N Shipmanagement Acquisition Corp. (“NSM”), an entity affiliated with Navios Acquisition’s Chairwoman and Chief Executive Officer, for a loan of up to $100,000 to be used for general corporate purposes (the “NSM Loan Agreement”). The loan would be repayable in two years and bears interest at a rate of 11% per annum, payable quarterly.

In August 2021, Navios Acquisition entered into a supplemental agreement (the “Supplemental Loan Agreement”) to amend the NSM Loan Agreement. The Supplemental Loan Agreement provided for: (i) the issuance of 8,823,529 newly-issued shares of common stock of Navios Acquisition in settlement of $30,000 of the outstanding balance of the NSM Loan Agreement and (ii) the repayment of $35,000 of the outstanding balance of the NSM Loan Agreement in cash as of the date of the Supplemental Loan Agreement and the repayment in cash on January 7, 2022 of the remainder of the outstanding balance of the NSM Loan Agreement, of approximately $33,112.

On December 23, 2021, the outstanding amount of $33,112 was repaid. As of each of December 31, 2022 and December 31, 2021, there was no outstanding balance of the NSM Loan Agreement. Upon completion of the NNA Merger, the newly-issued shares of common stock of Navios Acquisition were converted into common units of Navios Partners on the same terms applicable to other outstanding shares of common stock of Navios Acquisition.